Income Tax - Schedule of Reconciliation of Tax Expense Applicable to Loss Before Tax at the Statutory Rate to Tax Expense at Effective Tax Rate (Parentheticals) (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation of Tax Expense Applicable to Loss Before Tax at the Statutory Rate to Tax Expense at Effective Tax Rate [Abstract]
Statutory tax rate	25.00%	25.00%	25.00%